Preliminary and Final Purchase Allocations for Reverse Acquisition (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets acquired
Goodwill	$ 973,927	$ 973,927	$ 1,154,528
Graymark | Foundation Health Care Affiliates, LLC
Assets acquired
Cash and cash equivalents	68,170	68,170
Accounts receivable	249,333	249,333
Current assets from discontinued operations	1,360,143	1,360,143
Other current assets	198,976	198,976
Total current assets	1,876,622	1,876,622
Property and equipment	1,389,169	1,389,169
Intangible assets	2,733,000	2,733,000
Goodwill	21,864,781	21,864,781
Other assets	252,528	252,528
Other assets from discontinued operations	1,224,140	1,224,140
Total assets acquired	29,340,240	29,340,240
Liabilities assumed
Accounts payable and accrued liabilities	2,899,823	2,899,823
Short term debt	2,000,000	2,000,000
Current portion of long term debt	714,711	714,711
Current liabilities from discontinued operations	7,375,521	7,375,521
Total current liabilities	12,990,055	12,990,055
Long term debt	742,385	742,385
Other liabilities	305,969	1,362,957
Other liabilities from discontinued operations	1,362,957	305,969
Total liabilities assumed	15,401,366	15,401,366
Net assets acquired	13,938,874	13,938,874
Graymark | Preliminary | Foundation Health Care Affiliates, LLC
Assets acquired
Cash and cash equivalents		68,170
Accounts receivable		249,333
Current assets from discontinued operations		1,773,471
Other current assets		198,977
Total current assets		2,289,951
Property and equipment		647,862
Intangible assets		3,800,000
Goodwill		20,847,608
Other assets		12,753
Other assets from discontinued operations		295,542
Total assets acquired		27,893,716
Liabilities assumed
Accounts payable and accrued liabilities		2,501,877
Short term debt		2,000,000
Current portion of long term debt		714,711
Current liabilities from discontinued operations		7,812,192
Total current liabilities		13,028,780
Long term debt		742,385
Other liabilities		575,000
Other liabilities from discontinued operations		174,509
Total liabilities assumed		14,520,674
Net assets acquired		$ 13,373,042